Statement of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 1	$ 1	$ 1
Total current assets	1	1	1
Total assets	1	1	1
Members’ Equity
Members’ capital	1	1	1
Accumulated deficit	(6,000)	(4,000)
Total Members’ Equity (Deficit)	(5,999)	(3,999)	1
Current Liabilities
Payables	6,000	4,000
Total current liabilities	6,000	4,000
Total liabilities	6,000	4,000
Total liabilities and members’ equity	$ 1	$ 1	$ 1